TAXES - Uncertain Tax Positions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
TAXES
Unrecognized uncertain tax positions	$ 0	$ 0
Interest or penalties tax for uncertain tax positions	$ 0	$ 0